Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenue from external customers		$ 408,263	$ 380,307
Interest revenue		9,475	7,542
Intersegment Revenue	[1],[2]	0	0
Total Revenue		417,738	387,849
Adjusted EBITDA		111,916	107,815
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		226,667	206,362
Interest revenue		618	39
Intersegment Revenue	[2]	4,113	2,120
Total Revenue		231,398	208,521
Adjusted EBITDA		49,178	52,336
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		181,596	173,945
Interest revenue		8,857	7,503
Intersegment Revenue	[2]	4	0
Total Revenue		190,457	181,448
Adjusted EBITDA		83,274	79,209
Corporate Segment
Segment Reporting Information [Line Items]
Revenue from external customers	[1]	0	0
Interest revenue	[1]	0	0
Total Revenue	[1]	0	0
Adjusted EBITDA	[1]	(20,536)	(23,730)
Intersegment
Segment Reporting Information [Line Items]
Revenue from external customers		0	0
Interest revenue		0	0
Intersegment Revenue	[2]	(4,117)	(2,120)
Total Revenue		(4,117)	(2,120)
Adjusted EBITDA		$ 0	$ 0

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
[2]	Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.